Stockholders' Deficit (Details) - $ / shares	Jun. 30, 2025	Apr. 30, 2025	Dec. 31, 2024
Stockholders’ Deficit [Line Items]
Preference shares authorized	100,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 1.15
Preference shares issued
Preference shares outstanding
Ordinary shares, shares authorized	200,000,000		200,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares issued	32,818,077		32,818,077
Ordinary shares, shares outstanding	9,776,421		9,776,421
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Number of warrants issued	11,500,000
Class A Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Preference shares, par value (in Dollars per share)		$ 0.06
Ordinary shares, shares authorized	400,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares issued	32,818,077		9,776,421
Ordinary shares, shares outstanding	32,818,077		9,776,421